Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2016
Net Income Per Unit [Abstract]
Net Income Per Unit Basic and Diluted

BASIC and DILUTED	For the six month periods ended June 30,
Numerators	2016	2015
Partnership's net income	$26,975	$26,260
Less:
Preferred unit holders' interest in Partnership's net income	5,550	5,628
General Partner's interest in Partnership's net income	426	411
Partnership's net income allocable to unvested units	148	-
Common unit holders' interest in Partnership's net income	$20,851	$20,221
Denominators
Weighted average number of common units outstanding, basic and diluted	119,559,456	110,427,242
Net income per common unit:
Basic and diluted	$0.17	$0.18